Document and Entity Information	Apr. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2021
Entity Registrant Name	First Busey Corporation
Entity Incorporation, State or Country Code	NV
Entity File Number	000-15950
Entity Tax Identification Number	37-1078406
Entity Address, Address Line One	100 W. University Avenue
Entity Address, City or Town	Champaign
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61820
City Area Code	217
Local Phone Number	365-4544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000314489
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BUSE
Security Exchange Name	NASDAQ